STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shares of Common Stock Outstanding

Shares of common stock outstanding were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Balance, beginning of year	7,434	7,434	7,432
Issued	29	31	34
Repurchased	(36)	(31)	(32)

Balance, end of year	7,427	7,434	7,434

Share Repurchases

We repurchased the following shares of common stock under the share repurchase programs:

(In millions)	Shares	Amount	Shares	Amount	Shares	Amount

Year Ended June 30,	2026		2025		2024

First Quarter	8	$3,955	7	$2,800	11	$3,560
Second Quarter	12	5,964	8	3,500	7	2,800
Third Quarter	7	3,400	8	3,500	7	2,800
Fourth Quarter	9	3,400	8	3,200	7	2,800

Total	36	$16,719	31	$13,000	32	$11,960

Dividends Declared

Our Board of Directors declared the following dividends:

Declaration Date	Record Date	Payment Date	Dividend Per Share	Amount

Fiscal Year 2026				(In millions)

September 15, 2025	November 20, 2025	December 11, 2025	$0.91	$6,762
December 2, 2025	February 19, 2026	March 12, 2026	0.91	6,756
March 10, 2026	May 21, 2026	June 11, 2026	0.91	6,758
June 10, 2026	August 20, 2026	September 10, 2026	0.91	6,759

Total			$3.64	$27,035

Fiscal Year 2025

September 16, 2024	November 21, 2024	December 12, 2024	$0.83	$6,170
December 3, 2024	February 20, 2025	March 13, 2025	0.83	6,169
March 11, 2025	May 15, 2025	June 12, 2025	0.83	6,169
June 10, 2025	August 21, 2025	September 11, 2025	0.83	6,168

Total			$3.32	$24,676